MoA Small Cap Equity Index Fund Average Annual Total Returns		12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P SmallCap 600® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.70%			8.36%	6.65%
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
MoA Small Cap Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.55%			8.12%	6.50%
Performance Inception Date	Jul. 02, 2018
MoA Small Cap Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.10%			6.07%	4.76%
MoA Small Cap Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.94%			5.83%	4.57%